Consolidated Statements of Shareholders’ Equity (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement of Stockholders' Equity [Abstract]
Ordinary shares and warrants	$ 3,205	$ 50
Net of issuance costs	$ 51